Taxation - Components of Income Taxes (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense:
Bermuda	$ 0
Foreign	30
Deferred tax expense:
Bermuda	0
Foreign	(22)
Total tax expense	$ 8
Effective tax rate	(1.30%)
Predecessor
Current tax expense:
Bermuda		$ 0	$ 0	$ 0
Foreign		34	56	151
Deferred tax expense:
Bermuda		0	0	0
Foreign		(4)	10	48
Total tax expense		$ 30	$ 66	$ 199
Effective tax rate		(0.80%)	(2.20%)	452.30%